Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Loss Before Income Taxes [Abstract]
Federal					$ (66,330)	$ (56,745)
Foreign					937	(975)
Total loss before taxes	$ (4,583)	$ (58,932)	$ (10,542)	$ (65,526)	$ (65,393)	$ (57,720)